AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.4%
	AEROSPACE/DEFENSE — 1.5%
734	Boeing Co.*,1	$147,769
354	Lockheed Martin Corp.[1]	125,815
1,903	Raytheon Technologies Corp.[1]	163,772

		437,356
	AGRICULTURE — 1.0%
1,882	Altria Group, Inc.[1]	89,188
669	Archer-Daniels-Midland Co.[1]	45,218
1,629	Philip Morris International, Inc.[1]	154,755

		289,161
	APPAREL — 0.6%
961	NIKE, Inc. - Class B1	160,170

	AUTO MANUFACTURERS — 2.8%
3,759	Ford Motor Co.[1]	78,074
1,225	General Motors Co.*,1	71,822
614	Tesla, Inc.*,1	648,863

		798,759
	AUTO PARTS & EQUIPMENT — 0.1%
239	Aptiv PLC*,1,2	39,423

	BANKS — 4.3%
5,479	Bank of America Corp.[1]	243,761
1,527	Citigroup, Inc.[1]	92,216
246	Goldman Sachs Group, Inc.[1]	94,107
2,209	JPMorgan Chase & Co.[1]	349,795
1,068	Morgan Stanley[1]	104,835
315	PNC Financial Services Group, Inc.[1]	63,164
990	Truist Financial Corp.[1]	57,964
1,280	U.S. Bancorp[1]	71,898
3,036	Wells Fargo & Co.[1]	145,667

		1,223,407
	BEVERAGES — 2.3%
4,307	Coca-Cola Co.[1]	255,017
232	Constellation Brands, Inc. - Class A1	58,225
1,235	Keurig Dr Pepper, Inc.[1]	45,522
494	Monster Beverage Corp.*,1	47,444
1,521	PepsiCo, Inc.[1]	264,213

		670,421
	BIOTECHNOLOGY — 0.7%
373	Amgen, Inc.[1]	83,914

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BIOTECHNOLOGY (Continued)
1,033	Corteva, Inc.[1]	$48,840
247	Moderna, Inc.*,1	62,733

		195,487
	BUILDING MATERIALS — 0.3%
93	Martin Marietta Materials, Inc.[1]	40,968
220	Vulcan Materials Co.[1]	45,668

		86,636
	CHEMICALS — 2.7%
287	Air Products and Chemicals, Inc.[1]	87,323
160	Albemarle Corp.[1]	37,403
961	Dow, Inc.[1]	54,508
720	DuPont de Nemours, Inc.[1]	58,161
354	Ecolab, Inc.[1]	83,045
324	International Flavors & Fragrances, Inc.[1]	48,811
715	Linde PLC[1,2]	247,697
309	PPG Industries, Inc.[1]	53,284
336	Sherwin-Williams Co.[1]	118,326

		788,558
	COMMERCIAL SERVICES — 2.7%
686	Automatic Data Processing, Inc.[1]	169,154
507	Block, Inc.*,1	81,885
260	Moody's Corp.[1]	101,551
1,493	PayPal Holdings, Inc.*,1	281,550
306	S&P Global, Inc.[1]	144,411

		778,551
	COMPUTERS — 6.1%
843	Accenture PLC[1,2]	349,466
6,821	Apple, Inc.[1]	1,211,205
1,456	International Business Machines Corp.[1]	194,609

		1,755,280
	COSMETICS/PERSONAL CARE — 2.1%
927	Colgate-Palmolive Co.[1]	79,110
255	Estee Lauder Cos., Inc. - Class A1	94,401
2,669	Procter & Gamble Co.[1]	436,595

		610,106
	DIVERSIFIED FINANCIAL SERVICES — 4.4%
476	American Express Co.[1]	77,873
98	BlackRock, Inc.[1]	89,725
1,242	Charles Schwab Corp.[1]	104,452

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
310	CME Group, Inc.[1]	$70,823
534	Intercontinental Exchange, Inc.[1]	73,035
1,102	Mastercard, Inc. - Class A1	395,971
2,135	Visa, Inc. - Class A1	462,676

		1,274,555
	ELECTRIC — 1.2%
284	American Electric Power Co., Inc.[1]	25,268
467	Dominion Energy, Inc.[1]	36,688
426	Duke Energy Corp.[1]	44,687
498	Exelon Corp.[1]	28,765
1,131	NextEra Energy, Inc.[1]	105,590
354	Public Service Enterprise Group, Inc.[1]	23,622
146	Sempra Energy[1]	19,313
578	Southern Co.[1]	39,639
323	Xcel Energy, Inc.[1]	21,867

		345,439
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
969	Emerson Electric Co.[1]	90,088

	ELECTRONICS — 0.6%
874	Honeywell International, Inc.[1]	182,238

	ENERGY-ALTERNATE SOURCES — 0.2%
144	Enphase Energy, Inc.*,1	26,343
560	Plug Power, Inc.*,1	15,809

		42,152
	ENVIRONMENTAL CONTROL — 0.4%
683	Waste Management, Inc.[1]	113,993

	FOOD — 0.7%
850	General Mills, Inc.[1]	57,273
1,535	Mondelez International, Inc. [1]	101,786
559	Sysco Corp.[1]	43,909

		202,968
	HEALTHCARE-PRODUCTS — 2.0%
1,027	Abbott Laboratories[1]	144,540
394	Danaher Corp.[1]	129,630
238	Intuitive Surgical, Inc.*,1	85,513
776	Medtronic PLC[1,2]	80,277
220	Thermo Fisher Scientific, Inc.[1]	146,793
		586,753

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-SERVICES — 0.9%
516	UnitedHealth Group, Inc.[1]	$259,104

	HOUSEHOLD PRODUCTS/WARES — 0.2%
355	Kimberly-Clark Corp.[1]	50,737

	INSURANCE — 2.9%
2,251	Berkshire Hathaway, Inc.*,1	673,049
384	Chubb Ltd.[1,2]	74,231
446	Marsh & McLennan Cos., Inc.[1]	77,524

		824,804
	INTERNET — 12.6%
398	Alphabet, Inc. - Class A*,1	1,153,022
325	Amazon.com, Inc.*,1	1,083,661
41	Booking Holdings, Inc.*,1	98,368
2,864	Meta Platforms, Inc.*,1	963,306
522	Netflix, Inc.*,1	314,474

		3,612,831
	IRON/STEEL — 0.2%
440	Nucor Corp.[1]	50,226

	LODGING — 0.2%
276	Marriott International, Inc. - Class A*,1	45,606

	MACHINERY-CONSTRUCTION & MINING — 0.5%
687	Caterpillar, Inc.[1]	142,030

	MACHINERY-DIVERSIFIED — 0.4%
363	Deere & Co.[1]	124,469

	MEDIA — 1.5%
58	Charter Communications, Inc. - Class A*,1	37,814
3,425	Comcast Corp. - Class A1	172,380
1,356	Walt Disney Co.*,1	210,031

		420,225
	MINING — 0.5%
2,016	Freeport-McMoRan, Inc.[1]	84,127
1,035	Newmont Corp.[1]	64,191

		148,318
	MISCELLANEOUS MANUFACTURING — 1.6%
731	3M Co.[1]	129,848
615	Eaton Corp. PLC[1,2]	106,284

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MISCELLANEOUS MANUFACTURING (Continued)
1,188	General Electric Co.[1]	$112,230
433	Illinois Tool Works, Inc.[1]	106,865

		455,227
	OIL & GAS — 2.7%
1,739	Chevron Corp.[1]	204,072
1,145	ConocoPhillips[1]	82,646
696	Devon Energy Corp.[1]	30,659
198	Diamondback Energy, Inc.[1]	21,354
424	EOG Resources, Inc.[1]	37,664
3,803	Exxon Mobil Corp.[1]	232,705
277	Hess Corp.[1]	20,506
543	Marathon Petroleum Corp.[1]	34,747
838	Occidental Petroleum Corp.[1]	24,294
376	Phillips 66[1]	27,245
215	Pioneer Natural Resources Co.[1]	39,104
347	Valero Energy Corp.[1]	26,063

		781,059
	OIL & GAS SERVICES — 0.2%
953	Halliburton Co.[1]	21,795
1,255	Schlumberger N.V.[1,2]	37,587

		59,382
	PACKAGING & CONTAINERS — 0.3%
2,707	Amcor PLC[1,2]	32,511
531	Ball Corp.[1]	51,119

		83,630
	PHARMACEUTICALS — 3.8%
1,023	AbbVie, Inc.[1]	138,514
1,642	Bristol-Myers Squibb Co.[1]	102,379
975	CVS Health Corp.[1]	100,581
456	Eli Lilly & Co.[1]	125,956
1,520	Johnson & Johnson[1]	260,026
210	McKesson Corp.[1]	52,200
1,460	Merck & Co., Inc.[1]	111,894
3,230	Pfizer, Inc.[1]	190,732

		1,082,282
	PIPELINES — 0.4%
291	Cheniere Energy, Inc.[1]	29,513
1,958	Kinder Morgan, Inc.[1]	31,054
479	ONEOK, Inc.[1]	28,146

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES (Continued)
1,039	Williams Cos., Inc.[1]	$27,056

		115,769
	REITS — 0.9%
340	American Tower Corp. - REIT[1]	99,450
385	Crown Castle International Corp. - REIT[1]	80,365
513	Prologis, Inc. - REIT[1]	86,369

		266,184
	RETAIL — 5.3%
26	Chipotle Mexican Grill, Inc.*,1	45,454
331	Costco Wholesale Corp.[1]	187,909
197	Dollar General Corp.[1]	46,458
788	Home Depot, Inc.[1]	327,028
524	Lowe's Cos., Inc.[1]	135,444
89	Lululemon Athletica, Inc.*,1	34,839
553	McDonald's Corp.[1]	148,243
1,129	Starbucks Corp.[1]	132,059
438	Target Corp.[1]	101,371
1,153	TJX Cos., Inc.[1]	87,536
1,008	Walgreens Boots Alliance, Inc.[1]	52,577
1,562	Walmart, Inc.[1]	226,006

		1,524,924
	SEMICONDUCTORS — 8.7%
1,964	Advanced Micro Devices, Inc.*,1	282,620
1,389	Applied Materials, Inc.[1]	218,573
506	Broadcom, Inc.[1]	336,697
4,875	Intel Corp.[1]	251,063
2,943	NVIDIA Corp.[1]	865,566
1,827	QUALCOMM, Inc.[1]	334,103
1,167	Texas Instruments, Inc.[1]	219,944

		2,508,566
	SOFTWARE — 9.1%
603	Adobe, Inc.*,1	341,937
404	Intuit, Inc.[1]	259,861
3,418	Microsoft Corp.[1]	1,149,542
2,569	Oracle Corp.[1]	224,042
1,150	salesforce.com, Inc.*,1	292,249
298	ServiceNow, Inc.*,1	193,435
438	Snowflake, Inc. *,1	148,373

		2,609,439

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — 2.1%
3,931	AT&T, Inc.[1]	$96,703
5,334	Cisco Systems, Inc.[1]	338,015
707	Lumen Technologies, Inc.[1]	8,873
468	T-Mobile US, Inc.*,1	54,279
2,277	Verizon Communications, Inc.[1]	118,313

		616,183
	TRANSPORTATION — 2.1%
2,454	CSX Corp.[1]	92,271
376	Norfolk Southern Corp.[1]	111,939
823	Union Pacific Corp.[1]	207,338
924	United Parcel Service, Inc. - Class B1	198,050

		609,598
	VENTURE CAPITAL — 0.2%
509	Blackstone, Inc.[1]	65,860

	WATER — 0.1%
125	American Water Works Co., Inc.[1]	23,607
	TOTAL COMMON STOCKS
	(Cost $21,173,341)	27,151,561

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$852,039	UMB Bank Demand Deposit, 0.01%[3]	852,039
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $852,039)	852,039

	TOTAL INVESTMENTS — 97.4%
	(Cost $22,025,380)	28,003,600

	Other Assets in Excess of Liabilities — 2.6%	753,803
	TOTAL NET ASSETS — 100.0%	$28,757,403

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2021, the aggregate value of those securities was $25,900,972, representing 90.1% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	1-Month LIBOR + 0.50%	Index Return	Monthly	1/3/22	$29,413,557	$889	$522,807
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month LIBOR + 0.50%	Basket Return	Monthly	1/3/22	6,436,126	185	270,346
TOTAL EQUITY SWAP CONTRACTS								$793,153

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index, Dow Jones Industrial Average Total Return Index, and S&P 500 Total Return Index and exposure to each index was 98.11%, (98.11)%, and 144.56%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
2,055	Apple, Inc.	$364,906	5.67%
120	Alphabet, Inc. - Class A	347,645	5.40%
1,025	Microsoft Corp.	344,728	5.36%
95	Amazon.com, Inc.	316,762	4.92%
860	Meta Platforms, Inc.	289,261	4.49%
885	NVIDIA Corp.	260,287	4.04%
675	Berkshire Hathaway, Inc.	201,825	3.14%
185	Tesla, Inc.	195,504	3.04%
640	Visa, Inc. - Class A	138,694	2.15%
800	Procter & Gamble Co.	130,864	2.03%
330	Mastercard, Inc. - Class A	118,576	1.84%
255	Accenture PLC	105,710	1.64%
665	JPMorgan Chase & Co.	105,303	1.64%
180	Adobe, Inc.	102,071	1.59%
1,605	Cisco Systems, Inc./Delaware	101,709	1.58%
235	Home Depot, Inc.	97,527	1.52%
155	Netflix, Inc.	93,378	1.45%
345	salesforce.com, Inc.	87,675	1.36%
445	PayPal Holdings, Inc.	83,918	1.30%
455	PepsiCo, Inc.	79,038	1.23%
455	Johnson & Johnson	77,837	1.21%
155	UnitedHealth Group, Inc.	77,832	1.21%
1,300	Coca-Cola Co.	76,973	1.20%
1,465	Intel Corp.	75,448	1.17%
215	Linde PLC	74,482	1.16%
1,650	Bank of America Corp.	73,409	1.14%
1,145	Exxon Mobil Corp.	70,063	1.09%
470	Walmart, Inc.	68,004	1.06%
350	Texas Instruments, Inc.	65,965	1.02%
410	Walt Disney Co.	63,505	0.99%
250	Union Pacific Corp.	62,983	0.98%
525	Chevron Corp.	61,609	0.96%
275	United Parcel Service, Inc. - Class B	58,944	0.92%
970	Pfizer, Inc.	57,279	0.89%
100	Costco Wholesale Corp.	56,770	0.88%
265	Honeywell International, Inc.	55,255	0.86%
1,030	Comcast Corp. - Class A	51,840	0.81%
575	Raytheon Technologies Corp.	49,485	0.77%
285	NIKE, Inc. - Class B	47,501	0.74%
70	Thermo Fisher Scientific, Inc.	46,707	0.73%
490	Philip Morris International, Inc.	46,550	0.72%
170	McDonald's Corp.	45,572	0.71%
225	Boeing Co.	45,297	0.70%
915	Wells Fargo & Co.	43,902	0.68%
210	Caterpillar, Inc.	43,415	0.67%
305	Abbott Laboratories	42,926	0.67%
90	S&P Global, Inc.	42,474	0.66%
160	Lowe's Cos., Inc.	41,357	0.64%
305	AbbVie, Inc.	41,297	0.64%
220	3M Co.	39,079	0.61%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.